Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Schedule Of Segment Reporting Information, By Segment
	Retail	Employer Group	Health and Well-Being Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in thousands)
2010
Revenues - external customers
Premiums:
Medicare Advantage	$16,265,839	$3,020,282	$0	$0	$0	$19,286,121
Medicare stand-alone PDP	1,960,063	4,598	0	355,399	0	2,320,060

Total Medicare	18,225,902	3,024,880	0	355,399	0	21,606,181

Fully-insured	745,329	5,168,713	0	0	0	5,914,042
Specialty	81,481	885,310	0	0	0	966,791
Military services	0	0	0	3,462,544	0	3,462,544
Medicaid and other	0	0	0	762,765	0	762,765

Total premiums	19,052,712	9,078,903	0	4,580,708	0	32,712,323

Services revenue:
Provider	0	0	34,104	0	0	34,104
ASO and other	11,105	394,950	0	115,021	0	521,076

Total services revenue	11,105	394,950	34,104	115,021	0	555,180

Total revenues - external customers	19,063,817	9,473,853	34,104	4,695,729	0	33,267,503

Intersegment revenues
Services	0	13,137	7,493,941	0	(7,507,078)	0
Products	0	0	1,291,572	0	(1,291,572)	0

Total intersegment revenues	0	13,137	8,785,513	0	(8,798,650)	0

Investment income	80,525	42,205	0	42,581	164,021	329,332

Total revenues	19,144,342	9,529,195	8,819,617	4,738,310	(8,634,629)	33,596,835

Operating expenses:
Benefits	15,625,243	7,485,497	0	4,252,333	(246,004)	27,117,069
Operating costs	2,113,011	1,662,166	8,575,077	475,463	(8,445,398)	4,380,319
Depreciation and amortization	117,219	93,478	25,622	11,865	(3,359)	244,825

Total operating expenses	17,855,473	9,241,141	8,600,699	4,739,661	(8,694,761)	31,742,213

Income from operations	1,288,869	288,054	218,918	(1,351)	60,132	1,854,622
Interest expense	0	0	0	0	105,060	105,060

Income (loss) before income taxes	$1,288,869	$288,054	$218,918	$(1,351)	$(44,928)	$1,749,562

	Retail	Employer Group	Health and Well-Being Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in thousands)
2009
Revenues - external customers
Premiums:

Medicare Advantage	$15,333,225	$1,080,076	$0	$0	$0	$16,413,301
Medicare stand-alone PDP	2,322,432	4,986	0	0	0	2,327,418

Total Medicare	17,655,657	1,085,062	0	0	0	18,740,719

Fully-insured	638,044	5,547,114	0	0	0	6,185,158
Specialty	54,837	834,413	0	0	0	889,250
Military services	0	0	0	3,426,739	0	3,426,739
Medicaid and other	0	0	0	684,885	0	684,885

Total premiums	18,348,538	7,466,589	0	4,111,624	0	29,926,751

Services revenue:
Provider	0	0	16,412	0	0	16,412
ASO and other	10,049	369,684	0	123,362	0	503,095

Total services revenue	10,049	369,684	16,412	123,362	0	519,507

Total revenues - external customers	18,358,587	7,836,273	16,412	4,234,986	0	30,446,258

Intersegment revenues
Services	0	13,814	8,002,820	0	(8,016,634)	0
Products	0	0	949,095	0	(949,095)	0

Total intersegment revenues	0	13,814	8,951,915	0	(8,965,729)	0

Investment income	88,013	47,573	0	23,361	137,370	296,317

Total revenues	18,446,600	7,897,660	8,968,327	4,258,347	(8,828,359)	30,742,575

Operating expenses:
Benefits	14,987,915	6,289,033	0	3,704,460	(197,832)	24,783,576
Operating costs	1,984,817	1,533,069	8,767,686	431,051	(8,702,639)	4,013,984
Depreciation and amortization	115,102	88,861	18,111	25,001	(9,663)	237,412

Total operating expenses	17,087,834	7,910,963	8,785,797	4,160,512	(8,910,134)	29,034,972

Income from operations	1,358,766	(13,303)	182,530	97,835	81,775	1,707,603
Interest expense	0	0	0	0	105,843	105,843

Income (loss) before income taxes	$1,358,766	$(13,303)	$182,530	$97,835	$(24,068)	$1,601,760

	Retail	Employer Group	Health and Well-Being Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in thousands)
2008
Revenues - external customers
Premiums:

Medicare Advantage	$12,987,639	$790,360	$0	$0	$0	$13,777,999
Medicare stand-alone PDP	3,375,636	4,764	0	0	0	3,380,400

Total Medicare	16,363,275	795,124	0	0	0	17,158,399

Fully-insured	519,077	5,650,326	0	0	0	6,169,403
Specialty	66,338	819,249	0	0	0	885,587
Military services	0	0	0	3,218,270	0	3,218,270
Medicaid and other	0	0	0	633,185	0	633,185

Total premiums	16,948,690	7,264,699	0	3,851,455	0	28,064,844

Services revenue:
Provider	0	0	14,845	0	0	14,845
ASO and other	10,965	352,769	0	89,660	0	453,394

Total services revenue	10,965	352,769	14,845	89,660	0	468,239

Total revenues - external customers	16,959,655	7,617,468	14,845	3,941,115	0	28,533,083

Intersegment revenues
Services	0	12,706	10,505,782	0	(10,518,488)	0
Products	0	0	836,828	0	(836,828)	0

Total intersegment revenues	0	12,706	11,342,610	0	(11,355,316)	0

Investment income	60,399	36,515	0	7,316	115,985	220,215

Total revenues	17,020,054	7,666,689	11,357,455	3,948,431	(11,239,331)	28,753,298

Operating expenses:
Benefits	14,398,572	6,057,804	0	3,438,619	(164,889)	23,730,106
Operating costs	1,848,651	1,433,365	11,187,070	420,459	(11,149,890)	3,739,655
Depreciation and amortization	101,663	78,872	14,343	23,773	(8,251)	210,400

Total operating expenses	16,348,886	7,570,041	11,201,413	3,882,851	(11,323,030)	27,680,161

Income from operations	671,168	96,648	156,042	65,580	83,699	1,073,137
Interest expense	0	0	0	0	80,289	80,289

Income before income taxes	$671,168	$96,648	$156,042	$65,580	$3,410	$992,848